Note 23 - Other liabilities - Other Noncurrent Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Note 23 - Other liabilities
Post-employment benefits	$ 141,440	$ 131,564
Other long-term benefits	103,705	101,260
Other liabilities with related parties	4,383	2,084
Miscellaneous	61,179	66,843
Other non-current liabilities	$ 310,707	$ 301,751